Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 03/31/00
            Check here if Amendment [ ]; Amendment Number: ______
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Presidio Management Group VI, L.L.C.
________________________________________________________________________________

Address:  2180 Sand Hill Road, Suite 300, Menlo Park, CA 94025__________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:   __028-06261_____________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Michael P. Maher

Title:  CFO

Phone:  650 854-9080

Signature, Place, and Date of Signing:

/s/ Michael P. Maher____________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

May 11, 2001____________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      4
                                                --------------

Form 13F Information Table Value Total:               $ 53,183
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE
                                                                                                                Voting Authority
                                                                                                                ----------------
                                 Title                    Value       Shares/ Sh/  Put/ Invstmt Other
      Name of Issuer            of class      CUSIP       (x$1000)    PrnAmt  Prn Call  Dscretn Managers      Sole    Shared   None
----------------------------   ----------   --------    ---------   ---------  -------- ----------------   ------------------------
Avenue A                        Common      053566105      5,299     4,861,861  SH       Sole               4,861,861       0      0
Blue Martini Software           Common      095698106      4,675     1,700,002  SH       Sole               1,700,002       0      0
NBC Internet                    Common      62873D105         57        39,785  SH       Sole                  39,785       0      0
New Focus                       Common      644383101     43,151     3,449,345  SH       Sole               3,449,345       0      0

                                            TOTAL         53,183